UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR S

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-06115

THE SINGAPORE FUND, INC.

(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company

One Evertrust Plaza, 9th Floor

Jersey City, New Jersey 07302-3051

(Address of principal executive offices) (Zip code)

c/o Daiwa Securities Trust Company

One Evertrust Plaza, 9th Floor

Jersey City, New Jersey 07302-3051

(Name and address of agent for service)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (201) 915-3054

DATE OF FISCAL YEAR END: October 31

DATE OF REPORTING PERIOD: April 30, 2009

Item 1. Reports to Stockholders.

The Singapore Fund, Inc.

General Information (unaudited)

The Fund

The Singapore Fund, Inc. (the “Fund”) is a non-diversified, closed-end management investment company. Its primary investment objective is capital appreciation, which it seeks through investment primarily in Singapore equity securities, and to a lesser degree, investment in equity securities issued by companies in ASEAN Group countries. The ASEAN Group currently is composed of Brunei, Cambodia, Indonesia, Laos, Malaysia, Myanmar (formerly Burma), the Philippines, Singapore, Thailand and Vietnam. The Fund’s Investment Manager is DBS Asset Management (United States) Pte. Ltd. (the “Manager”), an indirect wholly-owned subsidiary of The Development Bank of Singapore, Ltd. Daiwa SB Investments (Singapore) Ltd. provides the Manager with advice regarding investments.

Shareholder Information

The Fund’s shares are listed on the New York Stock Exchange (“NYSE”). The Fund understands that its shares may trade periodically on certain exchanges other than the NYSE, but the Fund has not listed its shares on those other exchanges and does not encourage trading on those exchanges. The Fund’s NYSE trading symbol is “SGF”. The Fund’s daily NAV is available by visiting www.daiwast.com or calling (800) 933-3440 or (201) 915-3020. Also, the Fund’s website includes press releases, a monthly market review and a list of the Fund’s top ten industries and holdings. The Fund has also placed its Fund governance documents on its website under the section titled “Information” which includes the Fund’s proxy voting policies and procedures, its code of ethics and its audit committee charter.

Inquiries

Inquiries concerning your registered share account should be directed to the American Stock Transfer & Trust Company (the “Plan Agent”) at the number noted below. All written inquiries should be directed to The Singapore Fund, Inc., c/o Daiwa Securities Trust Company, One Evertrust Plaza, 9th Floor, Jersey City, NJ 07302-3051.

Restriction on Beneficial Ownership by Singapore Residents

The Fund expects to continue to qualify for a Singapore income tax exemption granted to non-Singapore resident investors with respect to certain types of income derived from Singapore sources. In order for the Fund to be treated as a non-Singapore resident, and therefore qualify for this exemption, not more than 20% of the Fund’s issued share capital may be beneficially owned, directly or indirectly, by Singapore residents. For this reason, the Fund’s Board of Directors has restricted, and in the future may prohibit, the transfer of the Fund’s shares to residents of Singapore.

Proxy Voting Policies and Procedures

A description of the policies and procedures that are used by the Fund’s Manager to determine how to vote proxies relating to the Fund’s portfolio securities is available (1) without charge, upon request, by calling collect (201) 915-3054; (2) by visiting www.daiwast.com; and (3) as an exhibit to the Fund’s annual report on Form N-CSR which is available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Manager votes these proxies is now available by calling the same number and is available on the Commission’s website. The Fund has filed with the Commission its report on Form N-PX covering the Fund’s proxy voting record for the 12-month period ended June 30, 2008.

The Singapore Fund, Inc.

Quarterly Portfolio of Investments

A Portfolio of Investments is filed with the Commission as of the end of the first and third quarters of each fiscal year on Form N-Q and is available on the Commission’s website at www.sec.gov and the Fund’s website at www.daiwast.com. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling (201) 915-3054.

Certifications

The Fund’s chief executive officer has certified to the NYSE that, as of June 1, 2009, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund also has included the certifications of the Fund’s chief executive officer and chief financial officer required by Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 in the Fund’s Form N-CSR filed with the Commission for the period of this report.

Dividend Reinvestment and Cash Purchase Plan

A Dividend Reinvestment and Cash Purchase Plan (the “Plan”) is available to provide Shareholders with automatic reinvestment of dividends and capital gain distributions in additional Fund shares. The Plan also allows you to make optional semi-annual cash investments in Fund shares through the Plan Agent. A brochure fully describing the Plan’s terms and conditions is available on the Fund’s website at www.daiwast.com and from the Plan Agent by calling (866) 669-9903 or by writing The Singapore Fund, Inc., c/o the American Stock Transfer & Trust Company, 59 Maiden Lane, New York, NY 10038.

The Singapore Fund, Inc.

Shareholder Letter (unaudited)

May 11, 2009

Dear Shareholders:

We are pleased to present the Semi-Annual Report of The Singapore Fund, Inc. (the “Fund”) for the six months ended April 30, 2009.

Performance Review

US$ Terms	Nov ’08 to Jan ’09	Feb ’09 to Apr ’09
Singapore Fund	–5.12%	+13.08%
Straits Times Index (“STI”)	–4.39%	+12.45%
Relative to Benchmark	–0.73%	+0.63%

Source: Bloomberg L.P., NAV basis with dividends reinvested, if any.

During the quarter ended January 31, 2009, the NAV of the Fund declined by 5.12%, underperforming the STI benchmark, which fell by 4.39%. During the subsequent quarter ended April 30, 2009, the NAV of the Fund rose 13.08%, outperforming the same benchmark, which rose 12.45%. Cumulatively over the six month period, the NAV of the Fund rose 7.29% underperforming the rise in the benchmark of 7.51%.

At the sectoral level, the underperformance was mainly attributable to the Fund’s cash position during the period under review. However, this was offset by positive sector contributions coming from overweight positions in land transportation and technology hardware. Stock selection contributed negatively to the relative returns of the Fund. Our holdings in CSE Global, a system integrator in the oil & gas sector fell more than 35% during the period under review. However, we note that its share price has risen more than 40% since the end of April 2009. Being zero weighted in some benchmark stocks such as Genting Singapore, Golden Agri-Resources and Jardine Cycle & Carriage also affected the overall performance of the Fund.

Market Review

The STI traded in a volatile range during the period under review, with the low at 940.8 and the high at 1306.2, representing a trading range of more than 38%. The oil & gas sector, industrial and S-Chips (Chinese companies listed in Singapore) did better than the market, despite their poor outlook and concern over corporate governance among S-Chips.

The Singapore economy contracted sharply during the last quarter of 2008 and the first quarter of 2009 on a combination of global credit crunch, weak global demand and poor corporate earnings. Real GDP contracted 4.2% year-on-year in the fourth quarter of 2008 and, based on flash estimates, contracted a further 11.5% year-on-year in the first quarter of this year. The contraction came on the back of sharp declines in non-oil domestic exports, industrial production and tourist arrivals.

The government rolled out an expansionary budget worth S$20.5bn to stimulate demand and to alleviate the credit crunch in the financial system. These measures include (1) a jobs credit, or a cash grant to companies of 12% on the first S$2,500 of monthly wages (equivalent to S$3,600 per annum per employee earning S$2,500/month or more); (2) a 40% property tax rebate; (3) a 1% corporate tax cut to 17%; (4) public infrastructure spending of S$18-20bn in 2009 compared to S$15bn in 2008; and (5) higher government risk-sharing of up to 80% in two lending programs, which would be administered by private sector banks.

The Singapore Fund, Inc.

In its latest policy statement, the Monetary Authority of Singapore (MAS) noted dissipating inflationary pressure amid the current global downturn. As expected, it maintained a zero percent appreciation of the SGD nominal effective exchange rate policy band, but re-centered the exchange rate by 150 basis points (“bps”), equivalent to a monetary easing.

As a result of training grants and job credits, unemployment inched up, adjusted from 2.5% at the end of 2008 to 3.2% at the end of March 2009, better than expected. This helped to support the property market. Despite falling capital and rental values, 2,650 new units were sold in the first quarter of 2009, representing about 60% of the total units sold in the entire year during 2008.

Outlook and Strategy

	Benchmark (%)	Portfolio (%)	Comments
Financial Institutions	31.8	23.7	Sector limit of 25% is applicable, and the Fund is prohibited from owning DBS Group.
Telecommunications	13.8	13.6	Neutral. Reasonable valuation, but defensive nature cap upside.
Conglomerates	21.2	15.8	Underweight due to zero weighting in defensives such as ST Engineering, Fraser & Neave and Sembcorp Industries.
Transportation	7.1	0.0	Zero weighting due to concern over sector outlook in aviation and shipping. Took profit on defensive land transportation owing to unattractive valuation.
Property Development	12.3	16.9	Overweight due to improving credit outlook for the sector.
Shipyards	1.7	2.9	Uncertain order book visibility, but valuation attractive on mid-cycle basis.
Industrial	1.1	3.1	Our stocks in this sector are foreign stocks in coal mining and steel fabrication.
Food, Beverage & Tobacco	6.2	6.4	Neutral.
Communications—Media	2.9	3.9	Slight overweight owing to reasonable valuation.
Technology	0.0	4.8	Our stocks in this sector have resilient earnings but trade at the low range of multi-year valuation.
Real Estate Investment Trust	1.9	2.7	Improving credit market alleviates refinancing risks.

The global financial markets have seen a return to risk taking on the back of stability in recent economic indicators, fueling hope that we might have seen the trough in the economic downturn. Stock markets globally have performed well since the middle of March 2009. Economic activities in the coming months will continue to be supported by implementation of stimulus packages announced globally over the past few months. Leading indicators in the Singapore economy suggests that the contraction in the first quarter of 2009 could have been the trough in economic contraction. Unemployment has not deteriorated as sharply as expected because of fiscal intervention; prices of mass-market housing is approaching a clearing level; signs of inventory restocking remain in motion as evidenced by the pick up in the new orders of major industrial countries.

The Singapore Fund, Inc.

We believe that the Singapore stock market is reasonably priced in earnings and in book value multiples, based on recent years’ average. However, a favorable trend in stock market valuation could support current market levels. The momentum of downward earnings revisions appears to be subsiding, while investment analysts are moving away from trough valuation to mid-cycle valuation in their valuation models.

The Fund is tilted towards sectors poised to benefit from an increasing risk appetite. It has also invested in the other ASEAN countries, within its guidelines, to benefit from the wider diversity available in those markets.

Portfolio Management

Mr. Kam Yoke Meng, CFA has been responsible for the day-to-day management of the Fund since May 2008. Yoke Meng joined DBS Asset Management Ltd., of which the Fund’s Investment Manager, DBS Asset Management (United States) Pte. Ltd., is a wholly owned subsidiary, in December 2007. Prior to this, he was the Deputy Head of Asian Equities at Lion Capital Management Limited for 14 years.

Mr. Teo Chon Kiat supports Yoke Meng as the alternate portfolio manager. Chon Kiat has been with DBS Asset Management Ltd. since 1998. Since then, he has been managing institution and retail funds.

The Fund’s management would like to thank you for your participation in The Singapore Fund, Inc. and would be pleased to hear from you.

Sincerely,

MASAAKI GOTO

Chairman of the Board

The Singapore Fund, Inc.

Portfolio of Investments

April 30, 2009 (unaudited)

COMMON STOCKS—92.32%

Shares		Value	Shares		Value
INDONESIA—3.06%			Diversified—3.00%
Agribusiness—0.93%			216,000	Jardine Strategic
545,500	PT Astra Argo			Holdings Ltd.	$ 2,548,800
	Lestari Tbk	$ 794,735	Diversified Financial—4.75%
Coal Mining—2.13%			958,000	Singapore Exchange
2,065,500	PT Tambang Batubara			Ltd.	4,039,177
	Bukit Asam Tbk	1,809,336	Electrical Products & Computers—1.42%
Total Indonesia Common Stocks		2,604,071	4,290,000	CSE Global Ltd.	1,211,620
MALAYSIA—3.65%			Electronic Components—3.31%
Construction—2.05%			703,000	Venture Corp. Ltd.	2,817,484
5,497,200	Malaysian Resources		Food, Beverage, Tobacco—5.36%
	Corp. Berhad	1,746,845	64,800	Dairy Farm International
Oil Services—0.91%				Holdings Ltd.	349,272
1,714,300	Kencana Petroleum		2,586,000	Indofood Agri Resources
	Berhad	774,123		Ltd.*	1,591,144
Property Development—0.69%			2,199,500	Olam International
995,000	Sunway City Berhad	585,213		Ltd.	2,617,924
Total Malaysia Common Stocks		3,106,181			4,558,340
SINGAPORE—83.52%			Property Development—13.83%
Banks—18.58%			1,500,000	Capitaland Ltd.†	2,783,942
1,980,000	Oversea-Chinese		630,000	City Developments
	Banking Corp. Ltd.	7,828,929		Ltd.	2,745,209
1,031,000	United Overseas Bank		1,480,000	Hongkong Land
	Ltd.	7,972,900		Holdings, Ltd.	3,700,000
		15,801,829	1,129,000	Keppel Land Ltd.	1,305,816
Communications—Media—3.88%			2,080,000	Wing Tai Holdings Ltd.	1,230,852
1,690,000	Singapore Press				11,765,819
	Holdings Ltd.	3,295,676
Conglomerate—5.38%
201,600	Jardine Matheson
	Holdings Ltd.	4,576,320

See accompanying notes to financial statements.

The Singapore Fund, Inc.

PORTFOLIO OF INVESTMENTS (concluded)

April 30, 2009 (unaudited)

COMMON STOCKS (concluded)			TIME DEPOSITS—0.71%
			Principal
			Amount
Shares		Value	(000)		Value
Real Estate Investment Trust—2.64%			U.S. DOLLAR—0.71%
911,000	Ascendas Real Estate		$607	JPMorgan Chase Bank,
	Investment Trust	$ 820,886		0.05%, due 5/1/09
1,000,000	Frasers Centerpoint			(Cost—$607,164)	$ 607,164
	Trust	497,613	Total Investments—93.03%
1,872,000	Suntec Real Estate		(Cost—$88,086,871)		79,129,148
	Investment Trust	925,237	Other assets less liabilities—6.97%		5,925,767
		2,243,736	NET ASSETS (Applicable to
Shipyards—8.01%			9,477,893 shares of capital stock
1,094,000	Keppel Corp. Ltd.	4,399,247	outstanding; equivalent to $8.97
1,700,000	Sembcorp Marine		per share)—100.00%		$85,054,915
	Ltd.†	2,412,077
		6,811,324
Telecommunications—13.36%			* Non-income producing securities.
6,602,000	Singapore		† Deemed to be an affiliated issuer (see page 9).
	Telecommunications
	Ltd.†	11,365,154
Total Singapore Common Stocks		71,035,279
THAILAND—2.09%
Property Development—2.09%
16,362,800	Land and Houses Public
	Co., Ltd. (Foreign)	1,776,453
Total Common Stocks
(Cost—$87,479,707)		78,521,984

See accompanying notes to financial statements.

The Singapore Fund, Inc.

EQUITY CLASSIFICATIONS HELD April 30, 2009 (unaudited)		TEN LARGEST EQUITY POSITIONS HELD April 30, 2009 (unaudited)
	Percent of		Percent of
Industry	Net Assets	Issue	Net Assets
Banks	18.58%	Singapore Telecommunications Ltd.	13.36%
Property Development	16.61	United Overseas Bank Ltd.	9.37
Telecommunications	13.36	Oversea-Chinese Banking Corp. Ltd.	9.20
Shipyards	8.01	Jardine Matheson Holdings Ltd.	5.38
Conglomerate	5.38	Keppel Corp. Ltd.	5.17
Food, Beverage, Tobacco	5.36	Singapore Exchange Ltd.	4.75
Diversified Financial	4.75	Hongkong Land Holdings, Ltd.	4.35
Communications—Media	3.88	Singapore Press Holdings Ltd.	3.88
Electronic Components	3.31	Venture Corp. Ltd.	3.31
Diversified	3.00	Capitaland Ltd.	3.27
Real Estate Investment Trust	2.64
Coal Mining	2.13
Construction	2.05
Electrical Products & Computers	1.42
Agribusiness	0.93
Oil Services	0.91

See accompanying notes to financial statements.

The Singapore Fund, Inc.

Affiliated Holdings

Temasek Holdings, an Asian investment company located in Singapore, owns 28% of DBS Group, the parent of the Manager. Temasek Holdings also owns at least 25% of the following portfolio securities, which are deemed affiliated holdings because of this common ownership.

Name of Affiliated Holding	Number of Shares Held October 31, 2008	Purchase Cost	Sales Cost	Number of Shares Held April 30, 2009	Market Value at April 30, 2009	Dividend Income
Capitaland Ltd.	1,000,000	$ 424,545	$ —	1,500,000	$ 2,783,942	$ —
SIA Engineering Co. Ltd.	654,000	—	1,595,966	—	—	21,587
Sembcorp Industries Ltd.	500,000	—	961,878	—	—	—
Sembcorp Marine Ltd.	750,000	2,434,343	2,454,644	1,700,000	2,412,077	56,656
Singapore Airlines Ltd.	538,340	—	5,722,836	—	—	70,456
Singapore Petroleum Co. Ltd.	445,000	—	2,173,750	—	—	—
Singapore Technologies
Engineering Ltd.	2,560,000	—	5,357,040	—	—	—
Singapore
Telecommunications Ltd.	6,614,000	379,887	343,544	6,602,000	11,365,154	268,463
SMRT Corp., Ltd.	3,401,000	—	4,533,121	—	—	39,499
Total					$ 16,561,173	$ 456,661

See accompanying notes to financial statements.

The Singapore Fund, Inc.

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets
Investment in securities, at value:
Unaffiliated securities (cost—$68,030,714)	$ 62,567,974
Affiliated securities (cost—$20,056,156)	16,561,173	$ 79,129,147
Cash denominated in foreign currency (cost—$5,072,084)		5,066,226
Receivable for securities sold		2,349,826
Interest and dividends receivable		1,110,207
Prepaid expenses		22,684
Total assets		87,678,090
Liabilities
Payable for securities purchased		2,377,056
Payable for management fees		49,190
Payable for advisory fees		24,842
Payable for other affiliates		23,269
Accrued expenses and other liabilities		148,819
Total liabilities		2,623,176
Net Assets		85,054,914
Net Assets consist of:
Capital stock, $0.01 par value per share; total 100,000,000 shares
authorized; 9,477,893 shares issued and outstanding		94,779
Paid-in capital in excess of par value		108,916,023
Accumulated net investment income		274,888
Accumulated net realized loss on investments		(15,277,834)
Net unrealized depreciation on investments and other assets and liabilities
denominated in foreign currency		(8,952,942)
Net assets applicable to shares outstanding		$ 85,054,914
Net Asset Value Per Share		$ 8.97

See accompanying notes to financial statements.

The Singapore Fund, Inc.

Statement of Operations

For the Six Months Ended April 30, 2009 (unaudited)

Investment income:
Dividends:
Unaffiliated securities (net of withholding taxes of—$50,585)	$ 1,634,854
Affiliated securities	456,661	$ 2,091,515
Interest		149
Total investment income		2,091,664
Expenses:
Investment management fee		282,602
Investment advisory fee		142,577
Administration fee		129,340
Reports and notices to shareholders		50,580
Legal fees and expenses		49,589
Audit and tax services		47,109
Custodian fees and expenses		39,770
Directors’ fees and expenses		27,769
Insurance expense		20,509
Transfer agency fee and expenses		7,012
Other		35,716
Total expenses		832,573
Net investment income		1,259,091
Realized and unrealized gains from investment activities and foreign currency transactions:
Net realized (losses) on investments:
Unaffiliated securities	(9,034,662)
Affiliated securities	(6,072,438)	(15,107,100)
Net realized foreign currency transaction losses		(73,643)
Net change in unrealized appreciation (depreciation) on investments
in equity securities		19,864,312
Net change in unrealized appreciation (depreciation) on short-term investments
and other assets and liabilities denominated in foreign currency		25,430
Net realized and unrealized gains from investment activities and
foreign currency transactions		4,708,999
Net increase in net assets resulting from operations		$ 5,968,090

See accompanying notes to financial statements.

The Singapore Fund, Inc.

Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008
Increase (decrease) in net assets from operations:
Net investment income	$ 1,259,091	$ 2,509,368
Net realized gain (loss) on:
Investments	(15,107,100)	8,448,223
Foreign currency transactions	(73,643)	(531,798)
Net change in unrealized appreciation (depreciation) on:
Investments in equity securities	19,864,312	(126,994,416)
Translation of short-term investments and other assets
and liabilities denominated in foreign currency	25,430	(59,874)
Net increase (decrease) in net assets resulting from operations	5,968,090	(116,628,497)
Dividends and distributions to shareholders from:
Net realized gains from investment and foreign
currency transactions	(4,363,211)	(1,391,125)
Net investment income	(318,346)	(12,160,949)
Total dividends and distributions to shareholders	(4,681,557)	(13,552,074)
From capital stock transactions:
Sale of capital stock resulting from:
Reinvestment of dividends	867,729	1,358,076
Net increase (decrease) in net assets	2,154,262	(128,822,495)
Net assets:
Beginning of period	82,900,652	211,723,147
End of period (including undistributed net investment income and accumulated net investment loss of $274,888 and
$(665,857), respectively)	$ 85,054,914	$ 82,900,652

See accompanying notes to financial statements.

The Singapore Fund, Inc.

NOTES TO FINANCIAL STATEMENTS

Organization and Significant Accounting Policies

The Singapore Fund, Inc. (the “Fund”) was incorporated in Maryland on May 31, 1990 and commenced operations on July 31, 1990. It is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company.

The following significant accounting policies are in conformity with generally accepted accounting principles in the Unites States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reporting results could differ from those estimates.

Valuation of Investments—Securities which are listed on foreign stock exchanges and for which market quotations are readily available are valued at the last sale price on the exchange on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales on such day, at the closing price quoted for such securities. However, if bid and asked quotations are available, such securities are valued at the mean between the last current bid and asked prices, rather than at such quoted closing price. Securities that are traded over-the-counter, if bid and asked price quotations are available, are valued at the mean between the current bid and asked prices, or, if such quotations are not available, are valued as determined in good faith by the Board of Directors (the “Board”) of the Fund. In instances where quotations are not readily available or where the price as determined by the above procedures is deemed not to represent fair market value, fair value will be determined in such manner as the Board may prescribe. Short-term investments having maturity of 60 days or less are valued at amortized cost, except where the Board determines that such valuation does not represent the fair value of the investment. All other securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Board.

Foreign Currency Translation—The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations. The Fund does not isolate the effect of fluctuations in the market price of securities.

Tax Status—The Fund intends to continue to distribute substantially all of its taxable income and to comply with the minimum distribution and other requirements of the Internal Revenue Code of 1986 applicable to regulated investment companies. Accordingly, no provision for federal income or excise taxes is required. During the six months ended April 30, 2009, the Fund was subject to withholding tax, ranging from 0% to 25%, on certain income from its investments.

The Fund continues to meet the conditions required to qualify for the exemption from Singapore income tax, available to non-Singapore residents who are beneficiaries of funds managed by approved fund managers, in respect of certain types of income. Accordingly, no provision for Singapore income tax is required.

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the implementation of FIN 48 did not result in a material impact to the

The Singapore Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

Fund’s net assets, results of operations and financial statement disclosures. Management will continue to monitor the Fund’s tax positions prospectively for potential future impacts.

Investment Transactions and Investment Income—Investment transactions are recorded on the trade date (the date upon which the order to buy or sell is executed). Realized and unrealized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded on the ex-date, except for certain dividends and corporate actions involving foreign securities which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions. Interest income is recorded on an accrual basis.

Dividends and Distributions to Shareholders—The Fund records dividends and distributions payable to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These book basis/tax basis (“book/tax”) differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Forward Foreign Currency Contracts—The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of its assets denominated in a particular currency, subject to a maximum limitation of 20% of the value of its total assets committed to the consummation of such forward foreign currency contracts. In addition, the Fund will not take positions in foreign forward currency contracts where the settlement commitment exceeds the value of its assets denominated in the currency of the contract. If the Fund enters into forward foreign currency contracts, its custodian or subcustodian will maintain cash or readily marketable securities in a segregated account of the Fund in an amount equal to the value of the Fund’s total assets committed to the consummation of such contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. There were no forward foreign currency contracts held in the portfolio as of April 30, 2009.

Fair Value Measurements—In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. There has been no impact to the Fund as a result of the adoption of FAS 157.

In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best

The Singapore Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1—Quoted Prices	$79,129,148	$—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—
Total	$79,129,148	$—

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of April 30, 2009 are presented.

Investment Manager and Investment Adviser

The Fund has entered into an Investment Management Agreement (the “Management Agreement”) with DBS Asset Management (United States) Pte. Ltd. (the “Manager”). Pursuant to the Management Agreement, the Manager makes investment management decisions relating to the Fund’s assets. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.80% of the first $50 million of the Fund’s average weekly net assets and 0.66% of the Fund’s average weekly net assets in excess of $50 million. In addition, as permitted by the Management Agreement, the Fund reimburses the Manager for its out-of-pocket expenses related to the Fund. During the six months ended April 30, 2009, no out-of-pocket expenses were paid to the Manager.

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Daiwa SB Investments (Singapore) Limited (the “Adviser”), which provides general and specific investment advice to the Manager with respect to the Fund’s assets. The Fund pays the Adviser a monthly fee at an annual rate of 0.40% of the first $50 million of the Fund’s average weekly net assets and 0.34% of the Fund’s average weekly net assets in excess of $50 million. In addition, as permitted by the Advisory Agreement, the Fund reimburses the Adviser for its out-of-pocket expenses related to the Fund. During the six months ended April 30, 2009, no out-of-pocket expenses were paid to the Adviser.

At April 30, 2009, the Fund owed to the Manager and the Adviser $49,190 and $24,842 for management and advisory fees, respectively.

Administrator and Custodian and Other Related Parties

Daiwa Securities Trust Company (“DSTC”), an affiliate of the Adviser, provides certain administrative services to the Fund. For such services, the Fund pays DSTC a monthly fee at an annual rate of 0.20% of the Fund’s average weekly net assets, with a minimum fee of $150,000. In addition, as permitted by the Administration Agreement, the Fund reimburses the Administrator for its out-of-pocket expenses related

The Singapore Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

to the Fund. During the six months ended April 30, 2009, no out-of-pocket expenses were paid to the Administrator.

The Board of Directors of the Fund has also approved the payment of the administrative compliance expense for the Fund in the amount of $104,000 per annum to DSTC, for services provided by DSTC staff in implementing the Fund’s compliance management system and the Fund’s compliance review program. This amount is included in the administration fee in the Fund’s Statement of Operations.

DSTC also acts as custodian for the Fund’s assets and appoints subcustodians for the Fund’s assets held outside of the United States. DSTC has appointed DBS Bank Ltd. (“DBS Bank”), an affiliate of the Manager, to act as the subcustodian for all of the cash and securities of the Fund held in Singapore. As compensation for its services as custodian, DSTC receives a monthly fee and reimbursement of out-of-pocket expenses related to the Fund. Such expenses include the fees and out-of-pocket expenses of each of the subcustodians. During the six months ended April 30, 2009, DSTC earned $8,389 and DBS Bank earned $28,717 from the Fund for their respective custodial services.

At April 30, 2009, the Fund owed to DSTC $13,163, $8,667 and $15,086 for administration, compliance and custodian fees, respectively. The latter amount includes fees and expenses payable to DBS Bank totaling $13,647.

During the six months ended April 30, 2009, the Fund paid or accrued $49,589 for legal services, in connection with the Fund’s on-going operations, to a law firm of which the Fund’s Assistant Secretary is a consultant.

Investments in Securities and Federal Income Tax Matters

For federal income tax purposes, the cost of securities owned at April 30, 2009 was $87,643,013, excluding short-term interest-bearing investments. At April 30, 2009, the net unrealized depreciation on investments, excluding short-term securities, of $(9,121,029) was composed of gross appreciation of $3,916,477 for those investments having an excess of value over cost, and gross depreciation of $13,037,506 for those investments having an excess of cost over value. For the six months ended April 30, 2009, the total aggregate cost of purchases and net proceeds from sales of portfolio securities, excluding the short-term securities, were $42,758,340 and $43,042,845, respectively.

The Singapore Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (concluded)

Concentration of Risk

Investments in countries in which the Fund may invest may involve certain considerations and risks not typically associated with U.S. investments as a result of, among others, the possibility of future political and economic developments and the level of governmental supervision and regulation of the securities markets in which the Fund invests.

At April 30, 2009, the Fund had 7,533,850 Singapore Dollars valued at $5,066,135 (5.96% of net assets) on deposit with a single financial institution.

Capital Stock

There are 100,000,000 shares of $0.01 par value common stock authorized. During the six months ended April 30, 2009, 114,779 shares were issued on December 30, 2008 at the reinvestment price of $7.56. The net asset value per share on that date was $8.46. Of the 9,477,893 shares outstanding at April 30, 2009, Daiwa Securities America, Inc., an affiliate of the Adviser and DSTC, owned 18,548 shares.

The Singapore Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding during each period is presented below:

	For the Six Months Ended April 30, 2009	For the Years Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Net asset value, beginning of period	$ 8.85	$ 22.83	$14.55	$10.54	$10.20	$ 8.81
Net investment income	0.13	0.27	0.16	0.34	0.16	0.18
Net realized and unrealized gains (losses) on investments and foreign currency transactions	0.49	(12.77)	8.61	3.84	0.40	1.31
Net increase (decrease) in net asset value resulting from operations	0.62	(12.50)	8.77	4.18	0.56	1.49
Less: dividends and distributions to shareholders
Net investment income	(0.03)	(1.31)	(0.49)	(0.17)	(0.22)	(0.10)
Net realized gains on investments and foreign currency transactions	(0.47)	(0.15)	—	—	—	—
Total dividends and distributions to shareholders	(0.50)	(1.46)	(0.49)	(0.17)	(0.22)	(0.10)
Dilutive effect of dividend reinvestment	—	(0.02)	—	—	—	—
Net asset value, end of period	$8.97	$ 8.85	$22.83	$14.55	$10.54	$10.20
Per share market value, end of period	$ 7.91	$ 8.04	$20.72	$13.34	$ 9.29	$ 8.52
Total investment return:(a)
Based on market price at beginning and end of period, assuming reinvestment of dividends	4.89%	(57.49)%	60.26%	45.98%	11.80%	13.25%
Based on net asset value at beginning and end of period, assuming reinvestment of dividends	8.06%	(57.53)%	61.90%	40.34%	5.95%	17.27%
Ratios and supplemental data:
Net assets, end of period (in millions)	$ 85.1	$ 82.9	$211.7	$134.5	$ 97.1	$ 93.9
Ratios to average net assets of:
Expenses, excluding tax applicable to net investment income	2.20%*	1.79%	1.61%	1.86%	1.81%	1.65%
Expenses, including tax applicable to net investment income	2.34%*	1.82%	2.01%	—	—	—
Expenses, excluding waiver of Administration and Advisory fee applicable to net investment income	2.20%*	1.79%	1.61%	1.86%	1.81%	1.82%
Net investment income	3.33%*	1.66%	0.86%	2.74%	1.47%	1.93%
Portfolio turnover	59.07%	94.08%	34.78%	45.28%	34.85%	77.65%

* Annualized.

(a)

Total investment return based on market value is calculated assuming that shares of the Fund’s common stock were purchased at the closing market price as of the beginning of the year, dividends, capital gains and other distributions were reinvested as provided for in the Fund’s dividend reinvestment plan and then sold at the closing market price per share on the last day of the period. The computation does not reflect any sales commission investors may incur in purchasing or selling shares of the Fund. The total investment return based on the net asset value is similarly computed except that the Fund’s net asset value is substituted for the closing market value.

The Singapore Fund, Inc.

Results of Annual Meeting of Stockholders (unaudited)

On June 1, 2009, the Annual Meeting of Stockholders of The Singapore Fund, Inc. (the “Fund”) was held and the following matter was voted upon and passed.

Election of two Class III Directors to the Board of Directors of the Fund to serve for a term expiring on the date on which the Annual Meeting of Stockholders is held in the year 2012.

Number of Shares/Votes
Class I	Voted For	Proxy Authority Withheld
Austin C. Dowling	5,356,292	1,348,526
Masaaki Goto	5,263,647	1,441,171

In addition to the Directors re-elected at the Meeting, Martin J. Gruber, David G. Harmer, Richard J. Herring and Rahn K. Porter were the other members of the Board who continued to serve as Directors of the Fund.

The Singapore Fund, Inc.

An Important Notice Concerning Our Privacy Policy

This Privacy Notice describes the types of non-public information we collect about you, the ways we safeguard the confidentiality of this information and when this information may be shared with others. In this Privacy Notice, the terms “we,” “our” and “us” refer to the Fund. The term “you” in this Privacy Notice refers broadly to all of our individual stockholders (including prospective and former individual stockholders).

In order to provide you with services, we collect certain non-public information about you. We obtain this personal information from the following sources:

•	Applications and other forms you submit to us.
•	Dealings and transactions with us or others.

We do not disclose any non-public personal information about you to anyone, except as permitted by law. For instance, so that we may effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose.

We maintain physical, electronic and procedural security measures that comply with federal standards to safeguard your non-public personal information. Access to such information is restricted to those agents of the Fund who are trained in the proper handling of client information and who need to know that information in order to provide services to stockholders.

BOARD OF DIRECTORS

Masaaki Goto, Chairman

Austin C. Dowling

Martin J. Gruber

David G. Harmer

Richard J. Herring

Rahn K. Porter

OFFICERS

John J. O’Keefe

Vice President and Treasurer

Yuko Tatezawa

Secretary

Anthony Cambria

Chief Compliance Officer

Leonard B. Mackey, Jr.

Assistant Secretary

ADDRESS OF THE FUND
c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, NJ 07302-3051

INVESTMENT MANAGER

DBS Asset Management (United States) Pte. Ltd.

INVESTMENT ADVISER

Daiwa SB Investments (Singapore) Ltd.

ADMINISTRATOR AND CUSTODIAN

Daiwa Securities Trust Company

TRANSFER AGENT AND REGISTRAR

American Stock Transfer & Trust Company

LEGAL COUNSEL

Clifford Chance US LLP

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at prevailing market prices. This report is sent to shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report. The financial information included herein is taken from the records of the Fund without examination by the Independent Registered Public Accounting Firm which does not express an opinion thereon.

THE SINGAPORE FUND, INC. [LOGO] Semi-Annual Report April 30, 2009

Item 2. Code of Ethics.

Not applicable for this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this semi-annual report.

Item 6. Schedule of Investments.

A Schedule of Investments is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for this semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for this semi-annual report.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable for this semi-annual report.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the 1934 Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	Code of Ethics for Principal Executive and Senior Financial Officers.

Not applicable for this semi-annual report.

(b)	Certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(c)	Proxy Voting Guidelines for the registrant and its adviser.

Not applicable for this semi-annual report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Singapore Fund, Inc.

By	\s\ John J. O’Keefe

John J. O’Keefe, Principal Financial Officer

Date: June 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe

John J. O’Keefe, Principal Financial Officer

Date: June 15, 2009

By	\s\ Masaaki Goto

Masaaki Goto, Chairman

Date: June 15, 2009

EXHIBIT 12 (b)

CERTIFICATION

PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002

I, John J. O’Keefe, certify that:

1.	I have reviewed this report on Form N-CSR of The Singapore Fund, Inc.;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 15, 2009

\s\ John J. O’Keefe

Principal Financial Officer

CERTIFICATION

PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002

I, Masaaki Goto, certify that:

1.	I have reviewed this report on Form N-CSR of The Singapore Fund, Inc.;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 15, 2009

By	\s\ Masaaki Goto

Chairman

CERTIFICATION

PURSUANT TO SECTION 906

OF THE SARBANES-OXLEY ACT OF 2002

The undersigned, the Principal Financial Officer of The Singapore Fund, Inc. (the “Fund”), with respect to the Form N-CSR for the period ended April 30, 2009 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

1.	Such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Fund.

Dated: June 15, 2009

\s\ John J. O’Keefe

John J. O’Keefe, Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Report or as a separate disclosure document.

CERTIFICATION

PURSUANT TO SECTION 906

OF THE SARBANES-OXLEY ACT OF 2002

The undersigned, the Chairman of The Singapore Fund, Inc. (the “Fund”), with respect to the Form N-CSR for the period ended April 30, 2009 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

1.	Such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Fund.

Dated: June 15, 2009

\s\ Masaaki Goto

Masaaki Goto, Chairman

This certification is being furnished solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Report or as a separate disclosure document.